Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,144,038
Maximum Aggregate Offering Price	$ 41,213,968.95
Carry Forward Form Type	S-3
Carry Forward File Number	333-269962
Carry Forward Initial Effective Date	Feb. 23, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,960.03
Offering Note	This registration statement includes 1,144,038 shares of common stock, $0.01 par value (the "Common Stock"), of ONE Gas, Inc. for issuance under ONE Gas, Inc.'s Direct Stock Purchase and Dividend Reinvestment Plan. In addition, pursuant to Rule 416 of the Securities Act of 1933, the shares of Common Stock being offered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being offered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rule 415(a)(6) under the Securities Act of 1,144,038 shares of our Common Stock registered hereunder are unsold securities previously registered on Registration Statement No. 333-269962 filed on February 23, 2023. (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the $6,960.03 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.